1. SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Practices Tables
Property and Equipment
Asset Category	Estimated Useful Life
Office Furniture and Equipment	5 years
Computer Equipment and Software	3 years